Business Combination (Tables)	9 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Fair value of the Acquisition

The following table summarizes the acquisition date fair value of each major class of consideration:

USD
Thousands
Cash (*)	300
Issuance of shares of common stock (1,743,781 shares) (**)	457
Total consideration transferred	757

(*)	The cash payment is subject to working capital adjustments.

(**)	Quoted price as of the acquisition date

Schedule of Fair Value of Assets Acquired and Liabilities

The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the acquisition date:

Thousands USD
Cash and Cash Equivalent	0
Trade receivables	89
Other receivables	239
Inventory	864
Fixed assets	55
Long-term deposits	31
Selling platform (*)	378
Goodwill	268
Short-term credit	(181)
Trade payables	(660)
Other payables	(101)
Long-term loan	(138)
Deferred Taxes	(87)
Total net assets acquired	757

(*)	The estimated useful life of the selling platform is three years. During the nine and three-month period ended September 30,2022 an amount of $84 and $32 was recorded in respect of amortization expenses.